Employee Defined Benefit Obligations - Summary of Employee Defined Benefit Obligations (Detail) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of defined benefit plans [line items]
Net defined benefit pension asset	$ (26.0)	$ (10.0)
Net defined benefit pension liability/ End of employment benefit plans	85.2	68.6
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Net defined benefit pension asset	(26.0)	(10.0)
Net defined benefit pension liability/ End of employment benefit plans	69.8	55.5
Post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Net defined benefit pension liability/ End of employment benefit plans	$ 15.4	$ 13.1